Related Party Disclosures - Additional Information (Details) - EUR (€)	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 10, 2023	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
TRA liability	€ 333,200,000		€ 343,600,000
Paid personal income taxes for the fully vested program	11,426,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments	100,000	€ 100,000
Lease liability	1,800,000	2,000,000
Outstanding receivables				€ 2,500,000
Management Investment Plan
Disclosure of transactions between related parties [line items]
Paid personal income taxes for the fully vested program	6,800,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Marketing expenses	0	100,000
Lease liability	100,000
Consulting fees and cost reimbursements	100,000	€ 100,000
Corresponding lease liability to lease payments	100,000
TRA liability	€ 333,200,000